Business Combination	12 Months Ended
Dec. 31, 2023
Business Combination [Abstract]
Business combination
5.	Business combination

Acquisition of Beijing Pengxiang Tianxia Education Technology Co., LTD (“Beijing P.X.”)

On July 27, 2021, the Company entered into an investment cooperation agreement with Beijing S.K., pursuant to which the Company may gradually acquire the controlling stake in Beijing S.K. upon the Company’s prepayment in the total amount of RMB300 million to Beijing S.K. The Company had prepaid in the amount of RMB100 million to Beijing S.K.

On April 18, 2022, as part of the arrangements with Beijing S.K., the Company entered into an investment supplemental agreement with Beijing S.K. Pursuant to such agreement, the Company acquired 100% equity interests of Beijing P.X., a wholly-owned subsidiary of Beijing S.K., which in turn holds 100% equity interests of Chuangmei Weiye and Hainan Jiangcai, and the sponsorship interests of Langfang School, from Beijing S.K. (the “Acquisition”, or the “Business Combination”). The Company completed the Acquisition by utilizing the prepayment in the amount of RMB53.4 million.

The Acquisition was accounted for as a business combination using the acquisition method of accounting in conformity with U.S. GAAP. Under this method, the assets acquired and liabilities assumed have been recorded based on preliminary estimates of fair value. In the preliminary purchase price allocation, the difference between the purchase consideration and book value of assets acquired and liabilities assumed by the Company was allocated based on management’s judgement and assumptions. The net identifiable assets acquired and preliminary purchase price allocation are as follows:

Amount
RMB
Fair value of total consideration transferred:
Cash consideration	53,400,000
Cash acquired from business combination	(840,083)
Subtotal	52,559,917
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	13,222,667
Non-current assets	3,108,661
Current liabilities	(25,463,841)
Non-current liabilities	(875,000)
Total identifiable net liabilities	(10,007,513)
Goodwill*	62,567,430

*	The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, intern program design and human resources services fulfillment. The goodwill is not deductible for tax purposes.

Pro forma results of acquisitions (unaudited)

The following table summarizes the unaudited pro forma consolidated results of operations for the years ended December 31, 2021, assuming that the Acquisition occurred as of the beginning of the comparable annual reporting period. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period.

For the Year Ended December 31, 2021

Pro forma net income from continuing operations	1,608,904
Pro forma net loss from discontinuing operation	(244,068,780)
Basic weighted average shares outstanding	66,667,000
Earnings per share from continuing operations-basic and diluted	0.02
Loss per share from discontinuing operations-basic and diluted	(3.66)